Earnings per Share (Tables)	6 Months Ended
Jun. 30, 2017
Earnings Per Share [Abstract]
Basic and Diluted Earnings per Share Calculation
Basic and diluted EPS are calculated as follows:

(in thousands, except share and per share data)	Three Months Ended June 30, 2017	February 1, 2017 through June 30, 2017
Numerator:
Net income (loss) available to common shareholders — basic and diluted	$5,420	$(20,092)

Denominator:
Weighted average common shares outstanding — basic	311,771,221	311,723,463
Weighted average common shares outstanding — diluted	312,271,578	311,723,463

Net income (loss) per common share — basic	$0.02	$(0.06)
Net income (loss) per common share — diluted	$0.02	$(0.06)